Leases (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets		$ 264,164
Current operating lease liabilities	177,641	102,160
Non-current operating lease liabilities		$ 166,444